Segment information - Product Sales (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($) customer
Disclosure of geographical location
Product Sales	$ 21,049	$ 20,152	$ 21,319
Number of transactions with wholesaler | customer	0	0	1
Customer one, 2018
Disclosure of geographical location
Product Sales	$ 2,704
Customer one, 2015
Disclosure of geographical location
Product Sales			$ 2,851
UK
Disclosure of geographical location
Product Sales	469	$ 489	487
Europe
Disclosure of geographical location
Product Sales	4,388	4,712	4,987
The Americas
Disclosure of geographical location
Product Sales	8,177	7,467	8,717
Asia, Africa And Australasia
Disclosure of geographical location
Product Sales	$ 8,015	$ 7,484	$ 7,128